Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]

	December 31,	December 31,
	2022	2021
	$	$

Fees related to Dr. Megaw:
Exploration and marketing services	372	436
Travel and expenses	30	29
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	54	54
Field exploration services	165	167
Share-based payments (Note 13)	456	477
	1,077	1,163

Disclosure of subsidiaries [text block]

Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2022 (%)	2021 (%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Disclosure of information about key management personnel [text block]
		For the year ended
	December 31,	December 31,
	2022	2021
	$	$
Salaries and other short term employee benefits(1)	2,457	1,941
Share-based payments (Note 13)	1,774	2,219
	4,231	4,160